New Market Tax Credit Entities	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
New Market Tax Credit Entities
11.	NEW MARKET TAX CREDIT ENTITIES

In December 2010, we entered into a financing transaction with Chase Community Equity, LLC, or “Chase,” related to a $43 million renewable energy project at our mill in Quinnesec, Michigan, in which Chase made a capital contribution and Verso Finance made a loan to Chase NMTC Verso Investment Fund, LLC, or the “Investment Fund,” under a qualified New Markets Tax Credit, or “NMTC,” program. The NMTC program was provided for in the Community Renewal Tax Relief Act of 2000, or the “Act,” and is intended to induce capital investment in qualified lower income communities. The Act permits taxpayers to claim credits against their Federal income taxes for up to 39% of qualified investments in the equity of community development entities, or “CDEs.” CDEs are privately managed investment institutions that are certified to make qualified low-income community investments, or “QLICIs.”

In connection with the financing, we loaned $23.3 million to Verso Finance at an interest rate of 6.5% per year and with a maturity of December 29, 2040, and Verso Finance, in turn, loaned the funds on similar terms to the Investment Fund. The Investment Fund then contributed the loan proceeds to certain CDEs, which, in turn, loaned the funds on similar terms to Verso Quinnesec REP LLC, our indirect, wholly-owned subsidiary. The proceeds of the loans from the CDEs (including loans representing the capital contribution made by Chase, net of syndication fees) were used to partially fund the renewable energy project.

In December 2010, Chase also contributed $9.0 million to the Investment Fund and, by virtue of such contribution, is entitled to substantially all of the benefits derived from the NMTCs. This transaction includes a put/call provision whereby we may be obligated or entitled to repurchase Chase’s interest. We believe that Chase will exercise the put option in December 2017 at the end of the recapture period. The value attributed to the put/call is de minimis. The NMTC is subject to 100% recapture for a period of seven years as provided in the Internal Revenue Code. We are required to be in compliance with various regulations and contractual provisions that apply to the NMTC arrangement. Non-compliance with applicable requirements could result in projected tax benefits not being realized and, therefore, could require us to indemnify Chase for any loss or recapture of NMTCs related to the financing until such time as our obligation to deliver tax benefits is relieved. We do not anticipate any credit recaptures will be required in connection with this arrangement.

We have determined that the Investment Fund is a variable interest entity, or “VIE.” The ongoing activities of the Investment Fund — collecting and remitting interest and fees and NMTC compliance — were all considered in the initial design and are not expected to significantly affect economic performance throughout the life of the Investment Fund. Management considered the contractual arrangements that obligate us to deliver tax benefits and provide various other guarantees to the structure; Chase’s lack of a material interest in the underling economics of the project; and the fact that we are obligated to absorb losses of the Investment Fund. We concluded that we are the primary beneficiary and consolidated the Investment Fund, as a VIE, in accordance with the accounting standard for consolidation. Chase’s contribution, net of syndication fees, is included in other liabilities in the accompanying condensed consolidated balance sheets. Direct costs incurred in structuring the financing arrangement are deferred and will be recognized as expense over the term of the loans. Incremental costs to maintain the structure during the compliance period are recognized as incurred.

The following table summarizes the impact of the consolidated VIE as of September 30, 2012, and December 31, 2011:

(Dollars in thousands)	September 30, 2012	December 31, 2011
Current assets	$24	$81
Non-current assets	23,390	23,390

Total assets	$23,414	$23,471

Current liabilities	149	205
Long-term debt	23,305	23,305
Other non-current liabilities	7,923	7,923

Total liabilities	$31,377	$31,433

Amounts presented in the condensed consolidated balance sheets and the table above are adjusted for intercompany eliminations.

17.	NEW MARKET TAX CREDIT ENTITIES

On December 29, 2010, we entered into a financing transaction with Chase Community Equity, LLC, or “Chase,” related to a $43 million renewable energy project at our mill in Quinnesec, Michigan, in which Chase made a capital contribution and Verso Finance made a loan to Chase NMTC Verso Investment Fund, LLC, the “Investment Fund,” under a qualified New Markets Tax Credit, or “NMTC,” program. The NMTC program was provided for in the Community Renewal Tax Relief Act of 2000, or the “Act,” and is intended to induce capital investment in qualified lower income communities. The Act permits taxpayers to claim credits against their Federal income taxes for up to 39% of qualified investments in the equity of community development entities, or “CDEs.” CDEs are privately managed investment institutions that are certified to make qualified low-income community investments, or “QLICIs.”

In connection with the financing, we loaned $23.3 million to Verso Finance pursuant to a 6.5% loan due December 29, 2040, and Verso Finance, in turn, loaned the funds on similar terms to the Investment Fund. The Investment Fund then contributed the loan proceeds to certain CDEs, which, in turn, loaned the funds on similar terms to Verso Quinnesec REP LLC, our indirect, wholly owned subsidiary, as partial financing for the renewable energy project. The proceeds of the loans from the CDEs (including loans representing the capital contribution made by Chase, net of syndication fees) are restricted for use on the renewable energy project. Restricted cash, after qualifying capital expenditures, of $0.3 million and $25.0 million held by Verso Quinnesec REP LLC at December 31, 2011 and 2010, respectively, is included in other assets in the accompanying consolidated balance sheet.

Simultaneously, Chase contributed $9.0 million in the Investment Fund, and as such, Chase is entitled to substantially all of the benefits derived from the NMTCs. This transaction also includes a put/call provision whereby we may be obligated or entitled to repurchase Chase’s interest. We believe that Chase will exercise the put option in December 2017 at the end of the recapture period. The value attributed to the put/call is de minimis. The NMTC is subject to 100% recapture for a period of seven years as provided in the Internal Revenue Code. We are required to be in compliance with various regulations and contractual provisions that apply to the NMTC arrangement. Non-compliance with applicable requirements could result in projected tax benefits not being realized and, therefore, require us to indemnify Chase for any loss or recapture of NMTCs related to the financing until such time as our obligation to deliver tax benefits is relieved. We do not anticipate any credit recaptures will be required in connection with this arrangement.

We have determined that the financing arrangement is a variable interest entity, or “VIE.” The ongoing activities of the VIE — collecting and remitting interest and fees and NMTC compliance — were all considered in the initial design and are not expected to significantly affect economic performance throughout the life of the VIE. Management considered the contractual arrangements that obligate us to deliver tax benefits and provide various other guarantees to the structure; Chase’s lack of a material interest in the underling economics of the project; and the fact that we are obligated to absorb losses of the VIE. We concluded that we were the primary beneficiary and consolidated the VIE in accordance with the accounting standard for consolidation. Chase’s contribution, net of syndication fees, is included in Other liabilities on the consolidated balance sheets. Direct costs incurred in structuring the arrangement are deferred and will be recognized as expense over the term of the notes. Incremental costs to maintain the structure during the compliance period will be recognized as incurred.

The following table summarizes the impact of the consolidated VIE as of December 31, 2011 and 2010:

	December 31,
(Dollars in thousands)	2011	2010
Current assets	$81	$25
Non-current assets	23,390	23,390

Total assets	$23,471	$23,415

Current liabilities	205	17
Long-term debt	23,305	23,305
Other non-current liabilities	7,923	7,712

Total liabilities	$31,433	$31,034

Amounts presented in the condensed consolidated balance sheets and the table above are adjusted for intercompany eliminations.